Finance income and costs	12 Months Ended
Jan. 31, 2019
Disclosure of finance income and costs [Abstract]
Finance income and costs
Finance income and costs

	Note	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		£000	£000	£000
Finance income
Remeasurement or derecognition of financial liabilities on funding arrangements	21	2,784	3,085	—
Interest income on deposits		4	11	8
Finance income		2,788	3,096	8

Finance costs
Unwinding of discount factor	21	(424)	(754)	(862)
Remeasurement of financial liabilities on funding arrangements	21	—	(410)	—
Finance costs		(424)	(1,164)	(862)